DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 3 – DISCONTINUED OPERATIONS

On June 22, 2011, the Company completed the sale of its wholly owned manufacturing subsidiary, LeTourneau Technologies, Inc, (“LeTourneau”), at a price of $1.1 billion in cash, less a post-closing working capital adjustment in the amount of $46.7 million, and recognized a pretax gain on sale of $670.6 million ($443.6 million, net of tax) in 2011.  The operations of LeTourneau have been included in “Discontinued operations, net of tax,” in the Consolidated Statements of Income for all years presented.

In connection with the sale, the Company entered into certain other agreements with LeTourneau including a facilities lease agreement, an employee services agreement, and an amendment to the construction contract for the Joe Douglas drilling rig in order for the Company to direct the completion of construction, commissioning and delivery of the rig.  The lease and employee services agreements shall terminate at the earliest of (i) 120 days following completion of construction, (ii) one year following the Closing Date or (iii) the effective date of any other termination of the lease or employee services agreements pursuant to the agreements.  Costs incurred in connection with the facilities lease and employee services agreements were capitalized as part of the cost of the rig, which was delivered in December 2011.

On September 1, 2011, the Company completed the sale of its land drilling services business for $510 million in cash, plus a working capital adjustment of $7.9 million, and recognized a pretax gain on sale of $212.9 million ($154.3 million, net of tax) in 2011.  The results of land drilling services have been reclassified to discontinued operations for all years presented.

The following table sets forth the components of “Discontinued operations, net of tax,” for 2011, 2010 and 2009 (in thousands):

	2011
	Manufacturing	Drilling	Total
Revenues	$224,488	$126,957	$351,445

Pretax income (loss)	$(8,583)	$16,623	$8,040
Provision (benefit) for taxes on income	1,507	3,426	4,933
Income (loss) from discontinued operations, net of tax	(10,090)	13,197	3,107

Pretax gain on sale of discontinued operations	670,614	212,891	883,505
Provision for tax on gain on sale	226,965	58,545	285,510
Gain on sale of discontinued operations, net of tax	443,649	154,346	597,995
Discontinued operations, net of tax	$433,559	$167,543	$601,102

	2010
	Manufacturing	Drilling	Total
Revenues	$610,441	$191,061	$801,502

Pretax income (loss)	$(1,276)	$20,758	$19,482
Provision (benefit) for taxes on income	(569)	7,657	7,088
Discontinued operations, net of tax	$(707)	$13,101	$12,394

	2009
	Manufacturing	Drilling	Total
Revenues	$555,284	$171,893	$727,177

Pretax income (loss)	$35,790	$17,783	$53,573
Provision (benefit) for taxes on income	8,303	6,098	14,401
Discontinued operations, net of tax	$27,487	$11,685	$39,172

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale and recorded an $8 million impairment charge, which is included in pretax loss for discontinued manufacturing operations for 2011.  The asset and related deposit are classified as other assets and deferred revenues, respectively, at December 31, 2011, in the table of assets and liabilities of discontinued operations below.

Pretax loss for manufacturing in 2010 included a $42.0 million charge attributable to an increase in an inventory valuation reserve.

The following assets and liabilities have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31 (in thousands):

	2011			2010
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Cash and cash equivalents	$-	$-	$-	$-	$-	$-
Receivables - trade and other	-	4,000	4,000	106,705	41,280	147,985
Inventories - raw materials and supplies	-	-	-	277,527	-	277,527
Inventories - work-in-progress	-	-	-	70,114	-	70,114
Inventories - finished goods	-	-	-	212	-	212
Prepaid expenses and other current assets	-	-	-	37,368	332	37,700
Property and equipment, net	-	-	-	137,624	311,291	448,915
Net deferred tax assets	-	-	-	23,687	215	23,902
Other assets	23,661	-	23,661	1,569	-	1,569
Assets of discontinued operations	$23,661	$4,000	$27,661	$654,806	$353,118	$1,007,924

Accounts payable - trade	$-	$-	$-	$29,274	$5,876	$35,150
Deferred revenues	20,122	-	20,122	143,950	1,748	145,698
Billings in excess of costs and estimated
profits on uncompleted contracts	-	-	-	7,915	-	7,915
Accrued compensation and related costs	-	-	-	20,217	2,738	22,955
Net deferred tax liabilities	-	-	-	19,778	95,957	115,735
Other current liabilities	1,183	3,700	4,883	47,737	3,607	51,344
Liabilities of discontinued operations	$21,305	$3,700	$25,005	$268,871	$109,926	$378,797